Earnings Per Share of Common Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Weighted-average number of shares on which earnings per share calculations are based
Basic (in shares)	1,004,272,584	1,094,486,604	[1]	1,142,508,521	[1]
Add - incremental shares under stock-based compensation plans	4,332,155	6,751,240		10,868,426
Add - incremental shares associated with contingently issuable shares	1,395,741	1,804,313		2,072,370
Assuming dilution	1,010,000,480	1,103,042,156	[1]	1,155,449,317	[1]
Net income on which basic earnings per share calculations are based
Income from continuing operations	$ 15,751	$ 16,881	[1]	$ 16,999	[1]
Loss from discontinued operations, net of tax (Note C)	(3,729)	(398)	[1]	(395)	[1]
Net income on which basic earnings per share is calculated	12,022	16,483		16,604
Net income on which diluted earnings per share calculations are based
Income from continuing operations	15,751	16,881	[1]	16,999	[1]
Net income applicable to contingently issuable shares	(3)	(1)		(1)
Income from continuing operations on which diluted earnings per share is calculated	15,749	16,880		16,998
Loss from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(3,729)	(398)	[1]	(395)	[1]
Net income on which diluted earnings per share is calculated	$ 12,020	$ 16,483		$ 16,603
Assuming dilution
Continuing operations (in dollars per share) (Note P)	$ 15.59	$ 15.3	[1]	$ 14.71	[1]
Discontinued operations (in dollars per share) (Note P)	$ (3.69)	$ (0.36)	[1]	$ (0.34)	[1]
Total (in dollars per share)	$ 11.9	$ 14.94	[1]	$ 14.37	[1]
Basic
Continuing operations (in dollars per share) (Note P)	$ 15.68	$ 15.42	[1]	$ 14.88	[1]
Discontinued operations (in dollars per share) (Note P)	$ (3.71)	$ (0.36)	[1]	$ (0.35)	[1]
Total (in dollars per share)	$ 11.97	$ 15.06	[1]	$ 14.53	[1]
Outstanding stock options not included in the computation of diluted earnings per share (in shares)	17,420	8,797		0

[1]	Reclassifed to reflect discontinued operation presentation.